Commitments and contingent liabilities - Summary of Contingent Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Summary of contingent liabilities
Other contingent liabilities	€ 575	€ 609
Total contingent liabilities	5,529	4,971
Brazil
Summary of contingent liabilities
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	3,757	3,292
Inputs for PIS and COFINS taxes	40	40
Goodwill amortisation	174	154
Other tax assessments – approximately 700 cases	983	876
Total Brazil Tax	€ 4,954	€ 4,362